Segmented information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property and equipment	$ 740	$ 811
Europe [Member]
Property and equipment	95	118
Rest of World [Member]
Property and equipment	$ 645	$ 693